Interests in other entities - Disclosure of Interests in Joint Ventures and Associates (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interests In Other Entities [Abstract]
Aggregate carrying amount of individually immaterial joint ventures and associates	€ 230	€ 2,650	€ 2,744
Loss from continuing operations	(111)	(720)	(1,056)
Other comprehensive income	0	0	0
Total comprehensive loss	€ (111)	€ (720)	€ (1,056)